Revenue - Summary of Revenue (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of revenue [line items]
Telecommunication Services	₺ 17,977,697	₺ 15,115,816	₺ 12,883,974
Equipment revenues	1,438,845	1,159,500	624,352
Revenue from financial services	941,918	605,663	184,698
Call center revenues	203,172	232,679	198,564
Commission fees on betting business	200,315	181,886	176,167
Revenue from betting business	268,470	174,021	108,329
Other	262,058	162,499	109,477
Total revenue	21,292,475	17,632,064	14,285,561
Operating segments [member] | Turkcell Turkey segment [member]
Disclosure of revenue [line items]
Telecommunication Services	16,752,587	14,236,174	12,126,395
Equipment revenues	1,337,495	1,089,699	579,820
Other	175,695	124,263	81,377
Total revenue	18,265,777	15,450,136	12,787,592
Operating segments [member] | Turkcell International segment [member]
Disclosure of revenue [line items]
Telecommunication Services	1,281,595	952,246	796,225
Equipment revenues	101,350	69,801	44,532
Call center revenues	9,763	7,706	7,084
Other	64,272	37,325	26,851
Total revenue	1,456,980	1,067,078	874,692
Operating segments [member] | All other segments [member]
Disclosure of revenue [line items]
Revenue from financial services	941,918	605,663	184,698
Call center revenues	211,195	224,973	191,480
Commission fees on betting business	200,315	181,886	176,167
Revenue from betting business	268,470	174,021	108,329
Other	311,933	911	1,249
Total revenue	1,933,831	1,187,454	661,923
Intersegment eliminations [member]
Disclosure of revenue [line items]
Telecommunication Services	56,485	72,604	38,646
Call center revenues	17,786
Other	289,842
Total revenue	₺ 364,113	₺ 72,604	₺ 38,646